GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2011	2012	2012
	RUR	RUR	$
Balance at the beginning of the period	284	754	24.8
Goodwill acquired	470	—	—
Foreign currency translation adjustment	—	(4)	(0.1)

Balance at the end of the period	754	750	24.7